Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Jun. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 02, 2013
Authorized share capital:
Number of ordinary shares				70,000,000	70,000,000	70,000,000
Number of preference shares				30,000,000	30,000,000	30,000,000
Ordinary Shares, authorized				$ 700	$ 700	$ 700
Preference Shares, authorized				45	45	45
Total authorized share capital				$ 745	$ 745	$ 745
Issued share capital:
Ordinary shares, issued				60,395,839	60,395,839	60,395,839
Ordinary shares, value				$ 604	$ 604	$ 604
Total issued share capital				$ 636	$ 636	$ 636
Ordinary shares, par value				$ 0.01	$ 0.01	$ 0.01
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued				11,000,000	11,000,000	11,000,000	11,000,000
Preference shares, value				$ 17	$ 17	$ 17
Preferred Stock, Dividend Rate, Percentage	5.95%			5.95%	5.95%	5.95%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Redemption price per share							$ 25
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued			10,000,000	10,000,000	10,000,000	10,000,000
Preference shares, value				$ 15	$ 15	$ 15
Preferred Stock, Dividend Rate, Percentage	5.625%		5.625%	5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Redemption price per share			$ 25	$ 25	$ 25	$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued		10,000,000		10,000,000	10,000,000	10,000,000
Preference shares, value				$ 0	$ 0	$ 0
Preferred Stock, Dividend Rate, Percentage	5.625%	5.625%		5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558	$ 0.0015144558
Redemption price per share		$ 25		$ 25	$ 25	$ 25